Note 17. Restructuring Charges (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Restructuring and Related Costs [Table Text Block]
	Expenses				Cumulative Activities		Balance as of October 31
	2012	2011	2010	Total	Cash	Non- Cash	2012
Workforce reductions	$2,557	$1,217	$42,161	$45,935	$(42,174)	$(1,074)	$2,687
Contract cancellation (recovery) charges	(776)	375	7,175	6,774	(7,042)	1,225	957
Other	-	-	13,195	13,195	(13,181)	(14)	-
Restructuring charges, net	$1,781	$1,592	$62,531	$65,904	$(62,397)	$137	$3,644